Share capital (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Preferred Shares Outstanding

As at December 31, 2014, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		December 31, 2014	December 31, 2013
Series	Authorized	Issued
A	315,000	—	$—	$344,262
B	260,000	—	—	—
C	40,000,000	13,665,531	341,638	341,638
D	20,000,000	5,105,000	127,625	127,625
E	15,000,000	5,400,000	135,000	—
R	1,000,000	—	—	—